Common Stock and Convertible Preferred Stock Warrants	12 Months Ended
Dec. 31, 2023
BOLT THREADS, INC. [Member]
Common Stock and Convertible Preferred Stock Warrants [Line Items]
COMMON STOCK AND CONVERTIBLE PREFERRED STOCK WARRANTS

8. COMMON STOCK AND CONVERTIBLE PREFERRED STOCK WARRANTS

Common Stock Warrants

In connection with the Bridge Convertible Notes issued in October 2023 (see Note 7 — Borrowings), the Company issued warrants to purchase 4,534,468 shares of common stock exercisable at $0.001 per share. The Common Stock Warrants are classified as a component of equity and are immediately exercisable. The warrants expire on the earlier of: (1) the fifth anniversary; (2) immediately prior to the consummation of a change of control; or (3) immediately prior to the consummation of a SPAC transaction. All common stock warrants are outstanding as of December 31, 2023.

Convertible Preferred Stock Warrants

In connection with the Company’s various historical debt and equity financing arrangements, the Company issued convertible preferred stock warrants to purchase shares of its various Series of convertible preferred stock.

The convertible preferred stock warrants are classified as liabilities, with changes in fair value recorded through earnings, as the underlying convertible preferred shares can be redeemed by the holders of these shares upon the occurrence of certain events that are outside of the control of the Company.

The following assumptions were used to calculate the fair value of the convertible preferred stock warrant liability as of December 31, 2023 under PWERM:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10%—90%
Exercise Price(4)	$0.00—$4.35
Expected term (in years)(5)	0.50 years

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.

(5)	The expected term represents the period of time that warrants granted are expected to be outstanding.

The following assumptions were used to calculate the fair value of the convertible preferred stock warrant liability as of December 31, 2022 under the hybrid method:

December 31, 2022
Fair value of Common Stock(1)	$1.83
Expected dividend yield(2)	—
Risk-free interest rate(3)	2.98% – 4.41%
Expected volatility(4)	70.0%
Expected term (in years)(5)	2.00

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(3)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the warrants in effect at the time of issuance.

(4)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(5)	The expected term represents the period of time that warrants granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

The following table represents the convertible preferred stock warrants outstanding as of December 31, 2023 and 2022:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$0.9342	42,817	January 2028
Series B	June 2015	3.39105	29,490	June 2030
Series C	July 2017	8.4716	19,889	July 2024
Series D	September 2017	16.03926	149,632	September 2024
Series E	July 2022	18.94618	52,781	July 2029
Total			294,609